CONVERTIBLE PROMISSORY NOTES	9 Months Ended
Sep. 30, 2020
Convertible Promissory Notes
CONVERTIBLE PROMISSORY NOTES
	Promissory Note		Convertible Promissory Note - Liability Component		Derivative Liability		Deferred Derivative Loss (Increase)		Total
	$		$		$		$		$

Balance December 31, 2017		241,517		1,340,978		-		-		1,582,495

Proceeds net of transaction costs		-		440,587		1,576,119		(1,221,660)		795,046
Repayments		(31,762)		-		-		-		(31,762)
Conversions		-		(1,718,320)		(38,794)		-		(1757,114)
Fair value change		-		-		(803,986)		269,868		(534,118)
Interest expense		-		19,649		-		-		19,649
Accretion expense		-		7,039		-		-		7,039
Foreign exchange (gain) loss		-		(64,392)		-		-		(64,392)

Balance December 31, 2018		209,755		25,541		733,339		(951,792)		16,843

Proceeds net of transaction costs		-		13,328		1,517,944		(958,883)		572,389
Repayments		(33,596)		-		-		-		(33,596)
Conversions		-		(191,566)		(1,545,331)		356,990		(1,379,907)
Fair value change		-		-		(335,758)		1,402,834		1,067,076
Interest expense		-		58,470		-		-		58,470
Accretion expense		-		146,624		-		-		146,624
Foreign exchange (gain) loss		(10,461)		(1,804)		-		-		(12,265)

Balance December 31, 2019		165,698		50,593		370,194		(150,851)		435,634

Proceeds net of transaction costs		-		9,469		1,011,674		(682,119)		339,024
Conversions		-		(13,769)		(886,485)		(38,489)		(861,765)
Fair value change		-		(123,552)		-		462,912		339,360
Interest expense		-		19,485		-		-		19,485
Accretion expense		-		101,900		-		-		101,900
Foreign exchange (gain) loss		3,418		2,167		-		-		5,585

Balance September 30, 2020		169,116		46,293		495,383		(331,569)		210,107

The convertible bonds consisted of a liability component (“financial liability”) and an embedded derivative conversion feature (“derivative liability”) and contra asset account of deferred derivative loss due to significant amount of fair value of the derivative liability at inception in excess of the net proceeds. The net proceeds of these convertible bonds were first allocated to the fair value of the derivative liability. As the fair value of the derivative liability at inception exceeds the net proceeds, the indication of significant loss at inception exists. As a result, nominal values of US$1,000 per newly issued convertible bonds were allocated to the financial liability. The remaining balance was set up as deferred derivative loss as a contra asset account. The deferred derivative losses were then amortized to profit and loss over the life of the convertible bonds. Subsequent changes in fair value of the conversion feature were recognized at FVTPL (Note 2(k)).

a)	During the nine months ended September 30, 2020, the Company issued certain convertible promissory notes. At inception, the net proceeds of $339,024 (US$215,910 or gross proceeds of US$255,500 net of US$14,090 cash discount and transaction costs) were allocated to the derivative liability at $682,119 related to the conversion feature which was determined using the Black-Scholes option pricing model. The remaining balance of the net proceeds were then allocated to nominal values of $9,469 (U$1,000 per each convertible bond issued in 2020) and deferred derivative loss, a contra asset account of $1,011,674.

b)	During the nine months ended September 30, 2020, the Company recognized through profit and loss the fair value change on the derivative liability and the amortization of the deferred derivative loss of $339,360 (December 31, 2019 - $1,067,076). As at September 30, 2020, the fair value of the derivative liability related to the conversion feature of $331,569 (December 31, 2019 - $370,194) was determined using the Black-Scholes option pricing model based on the following assumptions: share price ranging from US$0.0007 to US$0.0008; an annual risk-free rate of return of 0.23%; stock price volatility ranging from 164.7% to 252.8%; dividend yield of 0%; and expected life of conversion features ranging from 0.07 to 0.73 years.

c)	During the nine months ended September 30, 2020, promissory notes with a face value of US$254,203 were converted into 690,210,266 common shares of the Company with a fair value of $878,535. (2019 - promissory notes with a face value of US$591,316 were converted into 356,153,022 common shares of the Company with a fair value of $1,379,907).